Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers International Realty Fund, Inc.
Entity Central Index Key	0001309161
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class A
Trading Symbol	IRFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.35%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a -10.86% total return in the 12 months ended December 31, 2024, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned -8.45%, and the MSCI EAFE Index - net,[2] which returned 3.82%.

Stock selection and an overweight allocation in Australia contributed to relative performance compared with the FTSE EPRA ex-U.S. Index - net.[1] An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in Singapore also helped performance, due in part to an overweight in Parkway Life Real Estate, an owner of hospitals that performed well. Stock selection and an underweight in Sweden further helped performance.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of favorable management strategies. Stock selection in Hong Kong also hindered performance; detractors included a non-investment in Hongkong Land holdings, which had a sizable gain. Stock selection in the U.K. hindered performance as well, due in part to overweights in self storage landlords Safestore Holdings and Big Yellow. Earnings results in the sector suggested a delay in the recovery in U.K. self storage demand.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
Singapore	Hong Kong
Sweden	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge[3]	-14.87%	-6.52%	0.18%
Without sales charge	-10.86%	-5.65%	0.65%
FTSE EPRA ex-U.S. Index - net[1]	-8.45%	-5.84%	-0.20%
S&P 500 Index[2]	25.02%	14.52%	13.10%
MSCI EAFE Index - net[2]	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 229,738,344
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 3,030,472
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$229,738,344
Number of portfolio holdings (excluding derivatives)	55
Portfolio turnover rate	98%
Net advisory fees paid	$3,030,472

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Goodman Group	8.5%
Mitsui Fudosan Co. Ltd.	7.6%
Mitsubishi Estate Co. Ltd.	3.9%
Vonovia SE	3.8%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.0%
Klepierre SA	3.0%
CapitaLand Integrated Commercial Trust	2.8%
Sun Hung Kai Properties Ltd.	2.7%
Fastighets AB Balder	2.3%

Sector diversification[4,6]	(%)
Diversified	51.6%
Industrials	12.3%
Retail	11.8%
Residential	9.5%
Self Storage	3.8%
Health Care	3.5%
Data Centers	1.6%
Infrastructure	1.5%
Hotel	1.5%
Other (includes short-term investments)	2.9%

Country diversification[4,6]	(%)
Japan	24.6%
Australia	17.6%
United Kingdom	10.3%
Singapore	8.2%
France	7.5%
Germany	6.8%
Hong Kong	6.5%
Canada	5.4%
Sweden	4.4%
Other (includes short-term investments)	8.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	8.5%
Mitsui Fudosan Co. Ltd.	7.6%
Mitsubishi Estate Co. Ltd.	3.9%
Vonovia SE	3.8%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.0%
Klepierre SA	3.0%
CapitaLand Integrated Commercial Trust	2.8%
Sun Hung Kai Properties Ltd.	2.7%
Fastighets AB Balder	2.3%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class C
Trading Symbol	IRFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	2.00%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a -11.44% total return in the 12 months ended December 31, 2024, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned -8.45%, and the MSCI EAFE Index - net,[2] which returned 3.82%.

Stock selection and an overweight allocation in Australia contributed to relative performance compared with the FTSE EPRA ex-U.S. Index - net.[1] An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in Singapore also helped performance, due in part to an overweight in Parkway Life Real Estate, an owner of hospitals that performed well. Stock selection and an underweight in Sweden further helped performance.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of favorable management strategies. Stock selection in Hong Kong also hindered performance; detractors included a non-investment in Hongkong Land holdings, which had a sizable gain. Stock selection in the U.K. hindered performance as well, due in part to overweights in self storage landlords Safestore Holdings and Big Yellow. Earnings results in the sector suggested a delay in the recovery in U.K. self storage demand.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
Singapore	Hong Kong
Sweden	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
With sales charge	-12.32%[3]	-6.24%	0.01%
Without sales charge	-11.44%	-6.24%	0.01%
FTSE EPRA ex-U.S. Index - net[1]	-8.45%	-5.84%	-0.20%
S&P 500 Index[2]	25.02%	14.52%	13.10%
MSCI EAFE Index - net[2]	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 229,738,344
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 3,030,472
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$229,738,344
Number of portfolio holdings (excluding derivatives)	55
Portfolio turnover rate	98%
Net advisory fees paid	$3,030,472

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Goodman Group	8.5%
Mitsui Fudosan Co. Ltd.	7.6%
Mitsubishi Estate Co. Ltd.	3.9%
Vonovia SE	3.8%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.0%
Klepierre SA	3.0%
CapitaLand Integrated Commercial Trust	2.8%
Sun Hung Kai Properties Ltd.	2.7%
Fastighets AB Balder	2.3%

Sector diversification[4,6]	(%)
Diversified	51.6%
Industrials	12.3%
Retail	11.8%
Residential	9.5%
Self Storage	3.8%
Health Care	3.5%
Data Centers	1.6%
Infrastructure	1.5%
Hotel	1.5%
Other (includes short-term investments)	2.9%

Country diversification[4,6]	(%)
Japan	24.6%
Australia	17.6%
United Kingdom	10.3%
Singapore	8.2%
France	7.5%
Germany	6.8%
Hong Kong	6.5%
Canada	5.4%
Sweden	4.4%
Other (includes short-term investments)	8.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	8.5%
Mitsui Fudosan Co. Ltd.	7.6%
Mitsubishi Estate Co. Ltd.	3.9%
Vonovia SE	3.8%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.0%
Klepierre SA	3.0%
CapitaLand Integrated Commercial Trust	2.8%
Sun Hung Kai Properties Ltd.	2.7%
Fastighets AB Balder	2.3%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class I
Trading Symbol	IRFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	1.00%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a -10.56% total return in the 12 months ended December 31, 2024, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned -8.45%, and the MSCI EAFE Index - net,[2] which returned 3.82%.

Stock selection and an overweight allocation in Australia contributed to relative performance compared with the FTSE EPRA ex-U.S. Index - net.[1] An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in Singapore also helped performance, due in part to an overweight in Parkway Life Real Estate, an owner of hospitals that performed well. Stock selection and an underweight in Sweden further helped performance.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of favorable management strategies. Stock selection in Hong Kong also hindered performance; detractors included a non-investment in Hongkong Land holdings, which had a sizable gain. Stock selection in the U.K. hindered performance as well, due in part to overweights in self storage landlords Safestore Holdings and Big Yellow. Earnings results in the sector suggested a delay in the recovery in U.K. self storage demand.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
Singapore	Hong Kong
Sweden	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	10 Years
Class I3	-10.56%	-5.32%	1.00%
FTSE EPRA ex-U.S. Index - net[1]	-8.45%	-5.84%	-0.20%
S&P 500 Index[2]	25.02%	14.52%	13.10%
MSCI EAFE Index - net[2]	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 229,738,344
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 3,030,472
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$229,738,344
Number of portfolio holdings (excluding derivatives)	55
Portfolio turnover rate	98%
Net advisory fees paid	$3,030,472

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Goodman Group	8.5%
Mitsui Fudosan Co. Ltd.	7.6%
Mitsubishi Estate Co. Ltd.	3.9%
Vonovia SE	3.8%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.0%
Klepierre SA	3.0%
CapitaLand Integrated Commercial Trust	2.8%
Sun Hung Kai Properties Ltd.	2.7%
Fastighets AB Balder	2.3%

Sector diversification[4,6]	(%)
Diversified	51.6%
Industrials	12.3%
Retail	11.8%
Residential	9.5%
Self Storage	3.8%
Health Care	3.5%
Data Centers	1.6%
Infrastructure	1.5%
Hotel	1.5%
Other (includes short-term investments)	2.9%

Country diversification[4,6]	(%)
Japan	24.6%
Australia	17.6%
United Kingdom	10.3%
Singapore	8.2%
France	7.5%
Germany	6.8%
Hong Kong	6.5%
Canada	5.4%
Sweden	4.4%
Other (includes short-term investments)	8.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	8.5%
Mitsui Fudosan Co. Ltd.	7.6%
Mitsubishi Estate Co. Ltd.	3.9%
Vonovia SE	3.8%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.0%
Klepierre SA	3.0%
CapitaLand Integrated Commercial Trust	2.8%
Sun Hung Kai Properties Ltd.	2.7%
Fastighets AB Balder	2.3%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class R
Trading Symbol	IRFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$142	1.50%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a -11.04% total return in the 12 months ended December 31, 2024, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned -8.45%, and the MSCI EAFE Index - net,[2] which returned 3.82%.

Stock selection and an overweight allocation in Australia contributed to relative performance compared with the FTSE EPRA ex-U.S. Index - net.[1] An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in Singapore also helped performance, due in part to an overweight in Parkway Life Real Estate, an owner of hospitals that performed well. Stock selection and an underweight in Sweden further helped performance.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of favorable management strategies. Stock selection in Hong Kong also hindered performance; detractors included a non-investment in Hongkong Land holdings, which had a sizable gain. Stock selection in the U.K. hindered performance as well, due in part to overweights in self storage landlords Safestore Holdings and Big Yellow. Earnings results in the sector suggested a delay in the recovery in U.K. self storage demand.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
Singapore	Hong Kong
Sweden	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	Since Inception (10/1/15)
Class R3	-11.04%	-5.80%	0.79%
FTSE EPRA ex-U.S. Index - net[1]	-8.45%	-5.84%	0.22%
S&P 500 Index[2]	25.02%	14.52%	14.88%
MSCI EAFE Index - net[2]	3.82%	4.73%	6.18%

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 229,738,344
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 3,030,472
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$229,738,344
Number of portfolio holdings (excluding derivatives)	55
Portfolio turnover rate	98%
Net advisory fees paid	$3,030,472

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Goodman Group	8.5%
Mitsui Fudosan Co. Ltd.	7.6%
Mitsubishi Estate Co. Ltd.	3.9%
Vonovia SE	3.8%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.0%
Klepierre SA	3.0%
CapitaLand Integrated Commercial Trust	2.8%
Sun Hung Kai Properties Ltd.	2.7%
Fastighets AB Balder	2.3%

Sector diversification[4,6]	(%)
Diversified	51.6%
Industrials	12.3%
Retail	11.8%
Residential	9.5%
Self Storage	3.8%
Health Care	3.5%
Data Centers	1.6%
Infrastructure	1.5%
Hotel	1.5%
Other (includes short-term investments)	2.9%

Country diversification[4,6]	(%)
Japan	24.6%
Australia	17.6%
United Kingdom	10.3%
Singapore	8.2%
France	7.5%
Germany	6.8%
Hong Kong	6.5%
Canada	5.4%
Sweden	4.4%
Other (includes short-term investments)	8.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	8.5%
Mitsui Fudosan Co. Ltd.	7.6%
Mitsubishi Estate Co. Ltd.	3.9%
Vonovia SE	3.8%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.0%
Klepierre SA	3.0%
CapitaLand Integrated Commercial Trust	2.8%
Sun Hung Kai Properties Ltd.	2.7%
Fastighets AB Balder	2.3%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class Z
Trading Symbol	IRFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$95	1.00%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a -10.57% total return in the 12 months ended December 31, 2024, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned -8.45%, and the MSCI EAFE Index - net,[2] which returned 3.82%.

Stock selection and an overweight allocation in Australia contributed to relative performance compared with the FTSE EPRA ex-U.S. Index - net.[1] An overweight investment in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, with estimates of value accretion increasing. Stock selection in Singapore also helped performance, due in part to an overweight in Parkway Life Real Estate, an owner of hospitals that performed well. Stock selection and an underweight in Sweden further helped performance.

Stock selection in Japan detracted from relative performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of favorable management strategies. Stock selection in Hong Kong also hindered performance; detractors included a non-investment in Hongkong Land holdings, which had a sizable gain. Stock selection in the U.K. hindered performance as well, due in part to overweights in self storage landlords Safestore Holdings and Big Yellow. Earnings results in the sector suggested a delay in the recovery in U.K. self storage demand.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
Australia	Japan
Singapore	Hong Kong
Sweden	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	Since Inception (10/1/15)
Class Z3	-10.57%	-5.31%	1.25%
FTSE EPRA ex-U.S. Index - net[1]	-8.45%	-5.84%	0.22%
S&P 500 Index[2]	25.02%	14.52%	14.88%
MSCI EAFE Index - net[2]	3.82%	4.73%	6.18%

Performance Inception Date	Oct. 01, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 229,738,344
Holdings Count | shares	55
Advisory Fees Paid, Amount	$ 3,030,472
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$229,738,344
Number of portfolio holdings (excluding derivatives)	55
Portfolio turnover rate	98%
Net advisory fees paid	$3,030,472

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[4,5]	(%)
Goodman Group	8.5%
Mitsui Fudosan Co. Ltd.	7.6%
Mitsubishi Estate Co. Ltd.	3.9%
Vonovia SE	3.8%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.0%
Klepierre SA	3.0%
CapitaLand Integrated Commercial Trust	2.8%
Sun Hung Kai Properties Ltd.	2.7%
Fastighets AB Balder	2.3%

Sector diversification[4,6]	(%)
Diversified	51.6%
Industrials	12.3%
Retail	11.8%
Residential	9.5%
Self Storage	3.8%
Health Care	3.5%
Data Centers	1.6%
Infrastructure	1.5%
Hotel	1.5%
Other (includes short-term investments)	2.9%

Country diversification[4,6]	(%)
Japan	24.6%
Australia	17.6%
United Kingdom	10.3%
Singapore	8.2%
France	7.5%
Germany	6.8%
Hong Kong	6.5%
Canada	5.4%
Sweden	4.4%
Other (includes short-term investments)	8.7%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Goodman Group	8.5%
Mitsui Fudosan Co. Ltd.	7.6%
Mitsubishi Estate Co. Ltd.	3.9%
Vonovia SE	3.8%
First Capital Real Estate Investment Trust	3.6%
Stockland	3.0%
Klepierre SA	3.0%
CapitaLand Integrated Commercial Trust	2.8%
Sun Hung Kai Properties Ltd.	2.7%
Fastighets AB Balder	2.3%